UNITED STATES
SECURITIES AND EXCHANGE  COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
				[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	100 Larkspur Landing Circle, Suite 206
		Larkspur, CA  94939

13F File Number:  28-6786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joanne Connell
Title:	Chief Operating Officer
Phone:	415-464-4640
Signature, Place and Date of Signing:

	Joanne Connell	 Larkspur, CA  94939		August 10, 1999

Report Type (Check only one.):

[ X ] 		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:		$252,688


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EQUITY RES PPTYS CONV SER J $2 PRD              29476L826      207  7400.00 SH       SOLE                  7400.00
1-800 CONTACTS                 COM              681977104     4922262500.00 SH       SOLE                262500.00
ABBOTT LABS                    COM              002824100     2543 56050.00 SH       SOLE                 56050.00           7000.00
ADVANTA CL A                   COM              007942105      181 10000.00 SH       SOLE                 10000.00
ALAMO GROUP INC                COM              011311107      105 12000.00 SH       SOLE                 12000.00
ALBERTSONS INC                 COM              013104104      420  8154.00 SH       SOLE                  8154.00
ALLIED WASTE INDS INC          COM              019589308      395 20000.00 SH       SOLE                 20000.00
AMB PROPERTY CORP              COM              00163T109     4418188000.00 SH       SOLE                188000.00          15200.00
AMER HOME PRODS CORP           COM              026609107      229  4000.00 SH       SOLE                  4000.00
AMERICA ONLINE INC             COM              02364J104      880  8000.00 SH       SOLE                  8000.00
AMERICAN CLASSIC VOYAGES CO    COM              024928103      312 13000.00 SH       SOLE                 13000.00
AMERICAN INTL GROUP            COM              026874107     3353 28598.00 SH       SOLE                 28598.00           4243.00
ANHEUSER      BUSCH COS INC    COM              035229103      216  3048.00 SH       SOLE                  3048.00
ANSYS INC                      COM              03662Q105      169 17000.00 SH       SOLE                 17000.00
APPLIED MATERIALS INC          COM              038222105      362  4900.00 SH       SOLE                  4900.00
AT&T CORP                      COM              001957109     2795 50077.00 SH       SOLE                 50077.00
AUTO DATA PROCESS INC          COM              053015103      246  5600.00 SH       SOLE                  5600.00
BANKAMERICA CORP               COM              060505104     1039 14173.00 SH       SOLE                 14173.00
BERKSHIRE HATHAWAY CL B        COM              084670207     3297  1472.00 SH       SOLE                  1472.00             84.00
BP AMOCO ADS                   COM              031905102      344  3175.00 SH       SOLE                  3175.00
BRISTOL MYERS SQUIBB           COM              110122108      437  6200.00 SH       SOLE                  6200.00
CALGON CARBON CORP             COM              129603106     1187200000.00 SH       SOLE                200000.00
CARMIKE CINEMAS CLASS A        COM              143436103      177 11100.00 SH       SOLE                 11100.00
CBL & ASSOCIATES PPTYS         COM              124830100     2355 89300.00 SH       SOLE                 89300.00           5500.00
CEDAR FAIR L P DEP UNIT        COM              150185106     4162166900.00 SH       SOLE                166900.00           5600.00
CHEVRON CORPORATION            COM              166751107      808  8502.00 SH       SOLE                  8502.00
CINTAS CORPORATION             COM              172908105     1189 17700.00 SH       SOLE                 17700.00           4200.00
CISCO SYSTEMS INC              COM              17275R102     3898 60500.00 SH       SOLE                 60500.00
CITIGROUP                      COM              172967101      343  7230.00 SH       SOLE                  7230.00
COCA COLA CO                   COM              191216100      650 10480.00 SH       SOLE                 10480.00
COMPAQ COMPUTER                COM              204493100     3790160000.00 SH       SOLE                160000.00
DELL COMPUTER                  COM              247025109     2405 65000.00 SH       SOLE                 65000.00
DEPARTMENT 56                  COM              249509100      202  7500.00 SH       SOLE                  7500.00
DISNEY WALT HOLDING CO         COM              254687106     4234137414.00 SH       SOLE                137414.00           9900.00
EMERSON ELEC CO                COM              291011104      224  3560.00 SH       SOLE                  3560.00
EQUITY RESIDENTIAL PROP TRUST  COM              29476L107     2464 54681.00 SH       SOLE                 54681.00           7095.00
EXXON CORP                     COM              302290101      303  3924.00 SH       SOLE                  3924.00
FANNIE MAE                     COM              313586109     2643 38730.00 SH       SOLE                 38730.00           2000.00
FIRST DATA CORP                COM              319963104     4795 97985.18 SH       SOLE                 97985.18           7900.00
FIRST WASHINGTON REALTY TRUST  COM              337489504     4156177800.00 SH       SOLE                177800.00          14800.00
FRANKLIN COVEY                 COM              353469109      186 25250.00 SH       SOLE                 25250.00
FREDDIE MAC                    COM              313400301    12991223977.00 SH       SOLE                223977.00           7100.00
FRUIT OF THE LOOM INC CL A     COM              G3682L105       97 10000.00 SH       SOLE                 10000.00
GARTNER GROUP CLASS A          COM              366651107      256 12500.00 SH       SOLE                 12500.00
GENERAL ELEC CO                COM              369604103     5217 46170.00 SH       SOLE                 46170.00           1400.00
GENERAL MILLS INC              COM              370334104     1038 12916.00 SH       SOLE                 12916.00
GILLETTE COMPANY               COM              375766102      256  6252.00 SH       SOLE                  6252.00
H & R BLOCK INC                COM              093671105     2720 54400.00 SH       SOLE                 54400.00
HAGLER BAILLY INC              COM              405183104      123 12000.00 SH       SOLE                 12000.00
HARLEY-DAVIDSON INC            COM              412822108     1952 35900.00 SH       SOLE                 35900.00
HEALTH CARE PROPERTY INC       COM              421915109     4058140540.00 SH       SOLE                140540.00          11400.00
HERSHEY FOODS CORP             COM              427866108      214  3600.00 SH       SOLE                  3600.00
HEWLETT PACKARD CO             COM              428236103     8179 81383.00 SH       SOLE                 81383.00           2900.00
HILTON HOTELS CORP             COM              432848109      213 15000.00 SH       SOLE                 15000.00
HOLLY CORP                     COM              435758305      334 25000.00 SH       SOLE                 25000.00
IMS HEALTH INCORPORATED        COM              449934108     6831218600.00 SH       SOLE                218600.00          13400.00
INSURANCE AUTO AUCTION         COM              457875102      422 26200.00 SH       SOLE                 26200.00
INTEL CORP                     COM              458140100     8100136136.00 SH       SOLE                136136.00           5800.00
INTIMATE     BRANDS INC        COM              461156101     1634 34500.00 SH       SOLE                 34500.00
JOHNSON & JOHNSON              COM              478160104     6598 67326.00 SH       SOLE                 67326.00           3600.00
KOHLS                          COM              500255104     6058 78800.00 SH       SOLE                 78800.00           7400.00
LILLY ELI & CO.                COM              532457108      365  5100.00 SH       SOLE                  5100.00
LOEWS CINEPLEX ENTERTAINMEMT   COM              540423100      109 10000.00 SH       SOLE                 10000.00
LUCENT TECHNOLOGIES            COM              549463107      403  5972.00 SH       SOLE                  5972.00
MBIA INC                       COM              55262C100     3955 61080.00 SH       SOLE                 61080.00           4400.00
MERCK & CO INC                 COM              589331107     8406114176.00 SH       SOLE                114176.00
MICROSOFT CORP                 COM              594918104    10080111762.00 SH       SOLE                111762.00           7250.00
MOMENTUM BUSINESS              COM              60877P108       79 11208.00 SH       SOLE                 11208.00
NETMANAGE                      COM              641144100      948439750.00 SH       SOLE                439750.00
NETWORK ASSOCIATES INC         COM              640938106      300 20400.00 SH       SOLE                 20400.00
NEWELL RUBBERMAID INC          COM              651229106     7184154919.00 SH       SOLE                154919.00           8100.00
NORTHERN EMP BANCSHARES        COM              665112108      200 11691.00 SH       SOLE                 11691.00
NOTIFY CORPORATION             COM                              67 10000.00 SH       SOLE                 10000.00
PFIZER INC                     COM              717081103      289  2650.00 SH       SOLE                  2650.00
PHILIP MORRIS COS INC          COM              718154107    19515485600.00 SH       SOLE                485600.00           9400.00
PINNACLE OIL INTL INC          COM              723473104     1505107000.00 SH       SOLE                107000.00
PROCTER & GAMBLE               COM              742718109     3045 34121.00 SH       SOLE                 34121.00
RENAL CARE GROUP INC           COM              759930100     1410 54500.00 SH       SOLE                 54500.00
SUN MICROSYSTEMS INC           COM              866810104      220  3200.00 SH       SOLE                  3200.00
SYSCO CORP                     COM              871829107     3465116222.00 SH       SOLE                116222.00          11000.00
TERADYNE INC                   COM              880770102     3969 55318.00 SH       SOLE                 55318.00
TIDEWATER INC PV $0.10         COM              886423102      762 25000.00 SH       SOLE                 25000.00
TRANSOCEAN OFFSHORE INC        COM              G90076103     1449 55200.00 SH       SOLE                 55200.00
VARCO INTL                     COM              922126107      108 10000.00 SH       SOLE                 10000.00
VOICESTREAM WIRELESS           COM              928615103      367 12900.00 SH       SOLE                 12900.00
WAL-MART STORES INC            COM              931142103      569 11800.00 SH       SOLE                 11800.00
WASTE MANAGEMENT INC           COM              902917103    38698719970.00 SH       SOLE                719970.00
WESTERN DIGITAL CORP           COM              958102105     1170180000.00 SH       SOLE                180000.00
WESTERN WIRELESS CORP A        COM              95988E204      518 19200.00 SH       SOLE                 19200.00
WILLIAMS COS INC DEL           COM              969457100     8545200762.00 SH       SOLE                200762.00          12300.00
PHILIP MORRIS CALL OPTION 45 D CALL             7181579AI      647  1400.00 SH  CALL SOLE                  1400.00